Offerings	May 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2025 Stock Option and Incentive Plan Common Shares, no par value per share
Amount Registered | shares	111,354
Proposed Maximum Offering Price per Unit	10.67
Maximum Aggregate Offering Price	$ 1,188,147.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 164.08
Offering Note	1.a In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding common shares, no par value per share ("Common Shares"). 1.b Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $10.67, the average of the high and low price of the registrant's Common Shares as reported on the Nasdaq Capital Market on May 27, 2026. 1.c Represents an automatic increase of 111,354 common shares to the number of common shares available for issuance under the 2025 Stock Option and Incentive Plan ("2025 Plan"), effective as of January 1, 2026. Shares available for issuance under the 2025 Plan were previously registered on a registration statement on Form S-8 filed with the Securities and Exchange Commission on August 13, 2025 (File No. 333-289579).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2025 Stock Option and Incentive Plan Common Shares, no par value per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	10.67
Maximum Aggregate Offering Price	$ 9,603,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,326.17
Offering Note	See Offering Notes 1.a, 1.b, 1.c 2.a Represents an additional 900,000 Common Shares reserved for issuance under the 2025 Plan. These 900,000 common shares represent an increase in the number of common shares reserved for issuance under the 2025 Plan, which increase was approved by the Registrant's stockholders on May 20, 2026 at the Registrant's 2026 Annual Meeting of Shareholders. Shares available for issuance under the 2025 Plan were previously registered on a registration statement on Form S-8 filed with the Securities and Exchange Commission on August 13, 2025 (File No. 333-289579).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan Common Shares, no par value per share
Amount Registered | shares	180,000
Proposed Maximum Offering Price per Unit	10.67
Maximum Aggregate Offering Price	$ 1,920,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 265.23
Offering Note	See Offering Notes 1.a, 1.b, 1.c 3.a Represents 180,000 Common Shares reserved for issuance under the ProMIS Neurosciences Inc. 2026 Inducement Plan, effective as of May 28, 2026.